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                              BISYS Fund Services
                                Legal Department
                          60 STATE STREET, SUITE 1300
                          BOSTON, MASSACHUSETTS 02109

                           TELEPHONE: (617) 824-1345
                              FAX: (617) 824-1476

                         E-MAIL: thomas.reyes@bisys.com


                                November 6, 2003




VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:    HSBC Investor Funds
       File Nos. 033-07647 and 811-04782



Commissioners:

     On behalf of the HSBC Investor Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, and HSBC Investor California Tax-Free Money Market Fund, (the "Funds"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the forms of prospectus and statements of additional information ("SAIs") for the Funds do not differ from the forms of prospectus and SAIs contained in Post-Effective Amendment No. 83 to the Funds' Form N-1A Registration Statement. The Post-Effective Amendment was filed electronically with the Securities and Exchange Commission on October 22, 2003 via EDGARLink.


     Please contact the undersigned at 617-824-1345 or Michael Primo at 617-824-1244 with any questions or comments regarding this matter.


                              Sincerely,




                              /s/Thomas J. Reyes
                              ------------------
                              Thomas J. Reyes